Income Taxes (Tables)	12 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Income Tax (Recovery) Expense	Income tax (recovery) expense:

	2022	2021
Current	$—	$—
Deferred taxes recovery	—	(3,477,711)

Total tax recovery	$—	$(3,477,711)

Schedule of Reconciliation of Effective Tax Rate
Reconciliation of effective tax rate:

	2022	2021
Loss before income taxes	$(84,424,529)	$(127,741,941)

Basic combined Canadian statutory income tax rate 1	26.50%	26.50%
Income tax	$(22,372,500)	$(33,851,614)
Increase (decrease) resulting from:
Change in valuation allowance	18,982,099	26,696,339
Permanent difference on impairment on goodwill	788,642	999,782
Permanent difference related to derivative	(1,656,038)	(2,004,305)
Non deductible and tax exempt items	71,653	(347,773)
Non-deductible stock-based compensation	2,050,909	2,660,390
Foreign exchange	236,512	(101,188)
Difference in statutory tax rates of foreign subsidiaries	1,121,068	2,778,258
Other permanent differences	474,339	(571,275)
Adjustments in relation to prior years	303,316	263,675

Total tax recovery	$—	$(3,477,711)

1	The Canadian combined statutory income tax rate.

Schedule of Components of Net Deferred Tax Asset (Liability)
Components of the net deferred tax asset (liability)

	March 31, 2022	March 31, 2021
Net operating losses (“NOL”) and tax credit carryforwards	$76,346,005	$61,321,242
Intangible assets and goodwill	554,187	653,006
Reserves and accruals not currently deductible for tax purposes	290,413	389,037
Financing fees not currently deductible for tax purposes	1,446,462	22,651
Research and development costs	3,098,560	533,372
Non-deductible interest	3,349,307	3,985,157
Other	1,693,301	1,723,027

Subtotal	86,778,235	68,627,492
Less: valuation allowance	83,934,321	64,418,752

Total net deferred tax assets	2,843,914	4,208,740

Property, plant and equipment	—	(2,991,756)
Intangible assets and goodwill	(1,921,815)	—
Right-of-use assets	(767,164)	(748,475)
Other	(154,935)	(468,509)

Total deferred tax liabilities	(2,843,914)	(4,208,740)

Net deferred tax	$—	$—

Schedule of Tax Losses Carried Forward
We have income tax NOL carryforwards which will expire on various dates in the next 20 years as follows:

	Federal	Provincial/State
2027	46,000
2028	—
2029	—
2030	—	149,000
2031	474,000	1,523,000
2032	4,249,000	741,000
2033	11,099,000	11,210,000
2034	16,244,000	15,247,000
2035	11,275,000	10,429,000
2036	18,956,000	18,399,000
2037	9,835,000	9,178,000
2038	22,000	18,000
2039	7,974,000	8,473,000
2040	32,672,000	39,443,000
2041	42,380,000	40,506,000
2042	38,544,000	38,149,000

	$193,770,000	$193,465,000

Schedule of Unused Federal Investment Tax Credits
Unused federal Investment tax credits may be used to reduce federal income tax payable and expire as follows:

2023	$174,000
2024	60,000
2025	43,000
2026	73,000
2027	116,000
2028	51,000
2029	113,000
2030	179,000
2031	216,000
2032	126,000
2033	104,000
2034	94,000
2035	234,000
2036	168,000
2037	127,000
2038	50,000
2039	58,000

$1,986,000